Research and Development Expenses	12 Months Ended
Dec. 31, 2020
Research and Development Expenses
Research and Development Expenses

21. Research and Development Expenses

Research and development expenses are summarized as follows:

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Clinical trial related costs	105,869	87,777	73,693
Personnel compensation and related costs	63,542	46,246	35,340
Other research and development expenses	5,365	4,167	5,128
	174,776	138,190	114,161

The Group has entered into multiple collaborative arrangements under ASC 808 to evaluate the combination of the Group's drug compounds with the collaboration partners' drug compounds. For the years ended December 31, 2020, 2019 and 2018, the Group has incurred research and development expenses of US$8,291,000, US$2,921,000 and nil respectively, related to such collaborative arrangements.